LOSS BEFORE TAX (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of loss profit before tax [Abstract]
Depreciation on capitalised Intangible projects	$ 0	$ 0	$ 38,000,000
Deprecation for discontinued operations	1,000	5,000	7,000
Amortisation for discontinued operations	$ 1,000	$ 34,000	$ 18,000